Leasing arrangements - leasee (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Summary of carrying amount of right-of-use assets and the depreciation expenses
b)
The carrying amount of right-of-use assets and the depreciation expenses are as follows:

	December 31, 2021	December 31, 2022
	Carrying amount	Carrying amount
	NT$000	NT$000
Land	616,458	630,969
Buildings	10,946	8,214
Machinery and equipment	204,484	257,196
Others	3,917	2,613
	835,805	898,992

	Year ended December 31,
	2020	2021	2022
	Depreciation expenses	Depreciation expenses	Depreciation expenses
	NT$000	NT$000	NT$000
Land	20,938	20,486	21,904
Buildings	7,819	9,870	10,861
Machinery and equipment	46,225	247,090	194,059
Others	1,544	1,634	1,997
	76,526	279,080	228,821

Summary of profit and loss accounts relating to lease contracts
d)
The information on profit or loss accounts relating to lease contracts is as follows:

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Items affecting profit or loss
Interest expense on lease liabilities	13,442	15,245	14,556
Expense on short-term lease contracts	202,782	143,791	95,213